Note 17 - Leases (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Cost	$ 249,000	$ 208,000
Operating Lease, Expense	$ 297,000	$ 255,000